ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 33,483	$ 28,965
Less: allowance for doubtful accounts	1,036	575
Accounts receivable, net	32,447	28,390
Finance receivables written off	1,433	76
Contracts in transit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	13,111	9,141
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	9,658	8,199
Factory receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	6,139	4,003
Financing receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 4,575	$ 7,622